UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment / /; Amendment Number:
                                               -------
   This Amendment (Check only one):            / / is a restatement.
                                               / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shenkman Capital Management, Inc.
         ---------------------------------
Address: 461 Fifth Avenue, 22nd Floor
         ---------------------------------
         New York, New York 10017
         ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard H. Weinstein
        ---------------------------------
Title:  Executive Vice President
        ---------------------------------
Phone:  212-867-9090
        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Richard H. Weinstein        New York, New York    February 13, 2008
----------------------------    ------------------    -----------------
       [Signature]                [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               ---------

Form 13F Information Table Entry Total:        69
                                               ---------

Form 13F Information Table Value Total:        $242,815
                                               --------
                                               (thousands)


List of Other Included Managers:     None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          None.


SHENKMAN CAPITAL MANAGEMENT, INC.                         13F SECURITIES HOLDINGS                                  AS OF 12/31/2007

                                                                                                                  VOTING AUTHORITY
                                                       VALUE        SHRS OR    SH/  PUT/  INVESTMENT   OTHER      ----------------
NAME OF ISSUER         TITLE OF CLASS      CUSIP      (X$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------         --------------      -----      --------      -------    ---  ----  ----------  --------   ----    ------ ----

ABITIBIBOWATER INC       COM               003687100    1,443       70,000      SH             Sole               70,000

ADVANCED MEDICAL OPTICS
INC                      NOTE 3.250% 8/0   00763MAK4   10,834       13,500,000  PRN            Sole           13,500,000

ALLIED WASTE INDS INC    COM PAR$.01NEW    019589308    2,204      200,000      SH             Sole              200,000

ALLIED WASTE INDS INC    SDCV 4.250% 4/1   019589AD2      375      400,000      PRN            Sole              400,000

BWAY HOLDING COMPANY     COM               12429T104    2,194      225,000      SH             Sole              225,000

CASELLA WASTE SYS INC    CL A              147448104    2,608      200,000      SH             Sole              200,000

CENTRAL GARDEN & PET CO  COM               153527106      867      150,500      SH             Sole              150,500

CHEMTURA CORP            COM               163893100    1,404      180,000      SH             Sole              180,000

CHESAPEAKE ENERGY CORP   PFD CONV          165167842    2,567       23,600      SH             Sole               23,600

CINEMARK HOLDINGS INC    COM               17243V102    2,040      120,000      SH             Sole              120,000

CITADEL BROADCASTING
CORP                     COM               17285T106    1,288      625,000      SH             Sole              625,000

CKE RESTAURANTS INC      COM               12561E105    2,244      170,000      SH             Sole              170,000

COMMUNITY HEALTH SYS INC
NEW                      COM               203668108    1,106       30,000      SH             Sole               30,000

COMPTON PETE CORP        COM               204940100    3,082      335,000      SH             Sole              335,000

CORRECTIONS CORP AMER
NEW                      COM NEW           22025Y407    2,508       85,000      SH             Sole               85,000

CUMULUS MEDIA INC        CL A              231082108    2,010      250,000      SH             Sole              250,000

DARLING INTL INC         COM               237266101    2,948      255,000      SH             Sole              255,000

DEL MONTE FOODS CO       COM               24522P103    2,554      270,000      SH             Sole              270,000

DOMTAR CORP              COM               257559104    2,307      300,000      SH             Sole              300,000

ERP OPER LTD PARTNERSHIP NOTE 3.850% 8/1   26884AAV5      381      400,000      PRN            Sole              400,000

FELCOR LODGING TR INC    PFD CV A $1.95    31430F200      412       20,000      SH             Sole               20,000

FLEXTRONICS INTL LTD     NOTE 1.000% 8/0   33938EAL1      540      525,000      PRN            Sole              525,000

GENERAL MTRS CORP        DEB SR CV C 33    370442717    4,338      221,000      PRN            Sole              221,000

GOODYEAR TIRE & RUBR CO  COM               382550101    2,540       90,000      SH             Sole               90,000

GRAY TELEVISION INC      COM               389375106    2,486      310,000      SH             Sole              310,000

HAYES LEMMERZ INTL INC   COM NEW           420781304    2,628      575,000      SH             Sole              575,000

HEALTH CARE REIT INC     NOTE 4.750%12/0   42217KAP1    4,147    3,950,000      PRN            Sole            3,950,000

HEALTH MGMT ASSOC INC
NEW                      CL A              421933102    1,794      300,000      SH             Sole              300,000

HEALTH MGMT ASSOC INC
NEW                      NOTE 4.375% 8/0   421933AF9   15,337   15,500,000      PRN            Sole           15,500,000

HUNTSMAN CORP            PFD MND CV 5%     447011206    1,182       24,000      SH             Sole               24,000

INTERNATIONAL GAME
TECHNOLOG                DBCV 2.600%12/1   459902AP7    9,156    9,050,000      PRN            Sole            9,050,000

INVITROGEN CORP          NOTE 3.250% 6/1   46185RAM2    5,631    4,850,000      PRN            Sole            4,850,000

ISLE OF CAPRI CASINOS
INC                      COM               464592104      757       55,000      SH             Sole               55,000

JARDEN CORP              COM               471109108    1,889       80,000      SH             Sole               80,000




L3 COMMUNICATIONS CORP   DEBT 3.000% 8/0   502413AW7    5,032    4,150,000      PRN            Sole            4,150,000

LEVEL 3 COMMUNICATIONS
INC                      NOTE 6.000% 9/1   52729NAG5      235      250,000      PRN            Sole              250,000

LIN TELEVISION CORP      SDEB 2.500% 5/1   532776AL5    8,958    9,100,000      PRN            Sole            9,100,000

LIN TV CORP              CL                532774106    2,677      220,000      SH             Sole              220,000

MEDIACOM COMMUNICATIONS
CORP                     CL A              58446K105    1,836      400,000      SH             Sole              400,000

MTR GAMING GROUP INC     COM               553769100    1,858      273,600      SH             Sole              273,600

MYLAN INC                COM               628530107    2,461      175,000      SH             Sole              175,000

MYLAN INC                NOTE 1.250% 3/1   628530AG2   14,444   15,875,000      PRN            Sole           15,875,000

NEXSTAR BROADCASTING
GROUP I                  CL A              65336K103    2,833      310,000      SH             Sole              310,000

OMNICARE INC             DBCV 3.250%12/1   681904AL2    7,532   10,300,000      PRN            Sole           10,300,000

PANTRY INC               COM               698657103      784       30,000      SH             Sole               30,000

PANTRY INC               NOTE 3.000%11/1   698657AL7    1,545    1,750,000      PRN            Sole            1,750,000

PHARMACEUTICAL RES INC   NOTE 2.875% 9/3   717125AC2    8,466    9,150,000      PRN            Sole            9,150,000

POLYONE CORP             COM               73179P106    2,468      375,000      SH             Sole              375,000

RANGE RES CORP           COM               75281A109      398        7,750      SH             Sole                7,750

RSC HOLDINGS INC         COM               74972L102    2,510      200,000      SH             Sole              200,000

SHUFFLE MASTER INC       NOTE 1.250% 4/1   825549AB4    9,788   10,750,000      PRN            Sole           10,750,000

SINCLAIR BROADCAST GROUP
INC                      NOTE 3.000% 5/1   829226AW9   10,773   12,000,000      PRN            Sole           12,000,000

SINCLAIR BROADCAST GROUP
INC                      NOTE 4.875% 7/1   829226AU3      367      400,000      PRN            Sole              400,000

SMURFITSTONE CONTAINER
CORP                     COM               832727101    2,218      210,000      SH             Sole              210,000

STEWART ENTERPRISES INC  CL A              860370105    1,246      140,000      SH             Sole              140,000

STEWART ENTERPRISES INC  NOTE 3.125% 7/1   860370AH8    8,713    8,500,000      PRN            Sole            8,500,000

TENNECO INC              COM               880349105    1,304       50,000      SH             Sole               50,000

TEVA PHARMACEUTICAL FIN
CO B                     NOTE 1.750% 2/0   88165FAA0    8,409    7,550,000      PRN            Sole            7,550,000

TRIMAS CORP              COM NEW           896215209    1,694      160,000      SH             Sole              160,000

TRINITY INDS INC         NOTE 3.875% 6/0   896522AF6    1,486    1,650,000      PRN            Sole            1,650,000

TRONOX INC               CL A              897051108    2,314      260,000      SH             Sole              260,000

U S CONCRETE INC         COM               90333L102      746      224,000      SH             Sole              224,000

UNITED AUTO GROUP INC    NOTE 3.500% 4/0   909440AH2    3,487    3,500,000      PRN            Sole            3,500,000

UNITED RENTALS INC       COM               911363109    2,203      120,000      SH             Sole              120,000

VALEANT PHARMACEUTICALS
INTL                     NOTE 3.000% 8/1   91911XAB0    2,059    2,250,000      PRN            Sole            2,250,000

VISHAY INTERTECHNOLOGY
INC                      NOTE 3.625% 8/0   928298AF5    5,585    5,550,000      PRN            Sole            5,550,000

WABTEC CORP              COM               929740108    2,583       75,000      SH             Sole               75,000

WCA WASTE CORP           COM               92926K103    2,584      400,000      SH             Sole              400,000

WYETH                    DBCV 1/1          983024AD2   11,420   10,800,000      PRN            Sole           10,800,000


                                                             TOTAL (X$1,000)   242,815

